Financial assets and liabilities - Aircraft financing and Notes (Details) $ in Thousands		12 Months Ended
	Jun. 20, 2019 MXN ($) item	Dec. 31, 2019 MXN ($) aircraft	Dec. 31, 2018 MXN ($) aircraft	Dec. 31, 2017 MXN ($) aircraft	Dec. 31, 2016 MXN ($)
Aircraft financing
Number of aircraft incorporated to fleet | aircraft		7	10	5
Notes issued	$ 1,500,000
Authorized amount under the program	$ 3,000,000
Maturity of notes	5 years
Financial liabilities		$ 4,975,969	$ 3,523,198	$ 3,482,714	$ 1,994,283
Revolving line of credit
Aircraft financing
Basis points		2.60%	2.60%	2.60%
Financial liabilities		$ 3,334,229
Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Number of notes issued | item	15,000,000
Maturity of notes	5 years
Basis points	1.75%
Financial liabilities		1,464,212
Short-term working capital facility with Banco Sabadell S.A.
Aircraft financing
Financial liabilities		200,000
Within one year
Aircraft financing
Financial liabilities		2,086,017
Within one year | Revolving line of credit
Aircraft financing
Financial liabilities		1,881,676
Within one year | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities		4,341
Within one year | Short-term working capital facility with Banco Sabadell S.A.
Aircraft financing
Financial liabilities		200,000
Between one year and two years
Aircraft financing
Financial liabilities		1,678,534
Between one year and two years | Revolving line of credit
Aircraft financing
Financial liabilities		1,428,534
Between one year and two years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities		250,000
Between two and three years
Aircraft financing
Financial liabilities		524,019
Between two and three years | Revolving line of credit
Aircraft financing
Financial liabilities		24,019
Between two and three years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities		500,000
Between three and four years
Aircraft financing
Financial liabilities		500,000
Between three and four years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities		500,000
Between four and five years
Aircraft financing
Financial liabilities		209,871
Between four and five years | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Financial liabilities		$ 209,871
28-day TIIE
Aircraft financing
Basis points		1.20%
Debt service coverage ratio prior computation period of debt service		6 months
Consecutive days for event of retention		90 days
Joint obligor as percentage of EBITDA		85.00%
28-day TIIE | Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Basis points		1.75%
28-day TIIE | Short-term working capital facility with Banco Sabadell S.A.
Aircraft financing
Basis points		1.20%
28-day TIIE | Minimum
Aircraft financing
Debt service coverage ratio		1.75
28-day TIIE | Maximum
Aircraft financing
Basis points		10.00%
Debt service coverage ratio		2.5